Share-Based Compensation - Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant (Details)	6 Months Ended
Jun. 30, 2025
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility	91.04%
Risk free interest rate	4.73%
Expected dividend	0.00%
Expected term (in years)	5 years